Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (54)	$ (60)
Additions	(84)	(99)
Usage	91	105
Balance, December 31	(51)	(54)
Trade receivables | IFRS 9
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(4)	0
Balance, December 31		(4)
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(96)	(92)
Additions	(50)	(39)
Usage	55	35
Balance, December 31	(91)	(96)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(47)
Balance, December 31	(44)	(47)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(49)
Balance, December 31	$ (47)	$ (49)